Shareholders' Equity (Details 9) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Range of Exercise Prices
Options Outstanding (in shares)	923	1,022
Weighted Average Exercise Price (in dollars per share)	$ 44.83	$ 46.68
Options Exercisable (in shares)	616	591
Weighted Average Exercise Price (in dollars per share)	$ 48.52	$ 48.36
Weighted Average Remaining Contractual Life (in years)	3 years 4 months 13 days	3 years 10 months 24 days
Weibo
Range of Exercise Prices
Options Outstanding (in shares)	6,303	14,330
Weighted Average Exercise Price (in dollars per share)	$ 1.26	$ 1.28
Options Exercisable (in shares)	5,649	11,446
Weighted Average Exercise Price (in dollars per share)	$ 1.01	$ 0.76
Weighted Average Remaining Contractual Life (in years)	2 years 2 months 12 days	3 years 2 months 12 days
Weibo | Range of Exercise Prices $0.36 - $0.41
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.36	$ 0.36
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 0.41	$ 0.41
Options Outstanding (in shares)	4,167	9,337
Weighted Average Exercise Price (in dollars per share)	$ 0.36	$ 0.37
Options Exercisable (in shares)	4,167	9,337
Weighted Average Exercise Price (in dollars per share)	$ 0.36	$ 0.37
Weighted Average Remaining Contractual Life (in years)	1 year 8 months 12 days	2 years 3 months 18 days
Weibo | Range of Exercise Prices $0.96 - $1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.96	$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 1.80	$ 1.80
Options Outstanding (in shares)	406	844
Weighted Average Exercise Price (in dollars per share)	$ 1.24	$ 1.19
Options Exercisable (in shares)	406	764
Weighted Average Exercise Price (in dollars per share)	$ 1.24	$ 1.18
Weighted Average Remaining Contractual Life (in years)	2 years 3 months 18 days	3 years 1 month 6 days
Weibo | Range of Exercise Prices $3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36	$ 3.36
Options Outstanding (in shares)	682	2,542
Weighted Average Exercise Price (in dollars per share)	$ 3.32	$ 3.29
Options Exercisable (in shares)	519	1,345
Weighted Average Exercise Price (in dollars per share)	$ 3.33	$ 3.30
Weighted Average Remaining Contractual Life (in years)	3 years 6 months	4 years 9 months 18 days
Weibo | Range of Exercise Prices $3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	1,048	1,607
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Options Exercisable (in shares)	557
Weighted Average Exercise Price (in dollars per share)	$ 3.48
Weighted Average Remaining Contractual Life (in years)	4 years 7 months 6 days	5 years 6 months